Document And Entity Information	Jan. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	SPAR Group, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 12, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-27408
Entity, Tax Identification Number	33-0684451
Entity, Address, Address Line One	110 East Boulevard, Suite 1600
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28203
City Area Code	704
Local Phone Number	837-1651
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SGRP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001004989